Nuance Concentrated Value Fund
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.9%
Consumer Staples# - 27.3%
Beiersdorf AG - ADR	378,723	$9,191,607
Cal-Maine Foods, Inc.	26,102	1,493,557
Clorox Co.	120,677	17,460,755
Henkel AG & Co. KGaA - ADR	1,550,700	25,757,127
Kimberly-Clark Corp.	180,668	23,488,647
Mission Produce, Inc. *	302,307	3,766,745
		81,158,438
Financials - 12.0%
Chubb Ltd.	16,182	3,681,243
Hartford Financial Services Group Inc.	18,944	1,470,244
Northern Trust Corp.	138,429	13,423,460
Reinsurance Group of America, Inc.	35,622	5,406,351
Travelers Companies, Inc.	60,960	11,650,675
		35,631,973
Healthcare+ - 28.2%
Dentsply Sirona, Inc.	655,435	24,139,671
ICU Medical, Inc. *	62,875	12,149,337
Medtronic PLC	109,690	9,179,956
Smith & Nephew - ADR	757,095	21,047,241
Universal Health Services, Inc. - Class B	85,529	12,676,253
Zimmer Biomet Holdings, Inc.	35,227	4,485,806
		83,678,264
Industrials - 14.4%
3M Co.	142,757	16,428,476
Aerojet Rocketdyne Holdings, Inc. *	78,909	4,412,591
Knorr-Bremse AG	732,011	11,917,139
Mueller Water Products, Inc.- Class A	780,564	9,874,135
		42,632,341
Information Technology - 1.5%
Amphenol Corp. - Class A	37,269	2,972,948
Applied Materials, Inc.	14,413	1,606,905
		4,579,853
Materials - 1.8%
AptarGroup, Inc.	45,210	5,228,084
Real Estate - 4.6%
Equity Commonwealth	126,920	3,238,998
Healthcare Realty Trust, Inc.	481,152	10,359,203
		13,598,201
Utilities - 2.1%
SJW Group	31,452	2,434,699
United Utilities Group PLC - ADR	147,449	3,832,200
		6,266,899
Total Common Stock
(Cost $258,532,028)		272,774,053

SHORT-TERM INVESTMENT - 7.7%
First American Government Obligations Fund, Class X, 4.14%^
(Cost $22,869,810)	22,869,810	22,869,810

Total Investments - 99.6%
(Cost $281,401,838)		295,643,863
Other Assets and Liabilities, Net - 0.4%		1,213,161
Total Net Assets - 100.0%		$296,857,024

#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of January 31, 2023.
ADR -	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$272,774,053	$-	$-	$272,774,053
Short-Term Investment	22,869,810	-	-	22,869,810
Total Investments	$295,643,863	$-	$-	$295,643,863

Refer to the Schedule of Investments for further information on the classification of investments.